Shareholder Report, Holdings (Details) - Capital Group International Equity ETF	Nov. 30, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.39%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.84%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%